Nature of the Organization and Business	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Nature of the Organization and Business [Abstract]
Nature of the Organization and Business

Note 1. Nature of the Organization and Business

Corporate History

Quantum Computing Inc. (“QCi” or the “Company”) was formed in the State of Nevada on July 25, 2001, under its original name, Ticketcart, Inc., which was changed to Innovative Beverage Group Holdings, Inc. in 2009. The Company redomiciled to Delaware on February 22, 2018 and changed its name to Quantum Computing Inc. Effective July 20, 2018, the trading symbol for the Company’s common stock, par value $0.0001, on the OTC Market changed from “IBGH” to “QUBT”. On July 15, 2021 the Company uplisted to The Nasdaq Stock Market LLC. On June 16, 2022, the Company merged with QPhoton, Inc. (“QPhoton”), a developer of quantum photonic systems and related technologies and applications.

Nature of Business

QCi is an American company utilizing integrated photonics and non-linear quantum optics to deliver quantum and ancillary products for high-performance computing applications based on patented and proprietary photonics technology. QCi’s products are designed to operate at room temperature and at very low power levels beyond the capabilities of other systems in the market. Our core photonics technology enables the execution of a go-to-market strategy which emphasizes accessibility and affordability. Our quantum machines enable subject matter experts (SMEs) and end users to deliver critical business solutions today in working with highly complex optimization problems.

The Company initially focused on providing software tools and applications for several commercially available quantum computers. However, following the June 2022 merger with QPhoton and its associated intellectual property and engineering team, the Company now offers integrated high-performance quantum systems, ancillary products and services.

The core of our quantum offerings today is our Entropy Quantum Computing (“EQC”) technology. We have built room-temperature, photonic quantum information processing systems underpinned by a series of patented and patent pending technologies. Our technology, supported by professional services through our “Quantum Solutions” offering, enables our clients to solve complex optimization problems. In addition, our engineering teams are using our leading-edge photonics technology to continue to enhance and further develop quantum LIDAR sensing and imaging systems, quantum-secured network solutions, and photonic chips.

Going Concern

The accompanying unaudited condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the continuity of operations, the realization of assets, and the satisfaction of liabilities in the normal course of business. Cash and cash equivalents on hand were $3.1 million as of September 30, 2024. The Company has historically incurred losses and negative cash flows from operations. As of September 30, 2024, the Company also had an accumulated deficit of $149.2 million and working capital of $1.5 million. Furthermore, we have not achieved a level of sales adequate to support the Company’s cost structure and may need to raise additional funds in the next 12 months by selling additional equity or incurring debt. It is management’s opinion that these conditions raise substantial doubt about our ability to continue as a going concern.

Note 1 – Nature of the Organization and Business

Corporate History

Quantum Computing Inc. (“QCi” or the “Company”) was formed in the State of Nevada on July 25, 2001, under its prior name, Ticketcart, Inc. The Company redomiciled to Delaware on February 22, 2018 and changed its name to Quantum Computing Inc. Effective July 20, 2018, the trading symbol for the Company’s common stock, par value $0.0001, on the OTC Market changed from “IBGH” to “QUBT”. On July 15, 2021 the Company uplisted to the Nasdaq Stock Market LLC (“Nasdaq”). On June 16, 2022, the Company merged with QPhoton, Inc. (“QPhoton”), a developer of quantum photonic systems and related technologies and applications.

Nature of Business

QCi is an American company utilizing integrated photonics and non-linear quantum optics to deliver quantum and ancillary non-quantum products for high-performance computing applications based on proprietary photonics technology. Quantum’s products are designed to operate at room temperature and low power. Our core photonics technology enables the execution of a go-to-market strategy which emphasizes accessibility and affordability. Our quantum systems enable subject matter experts (SMEs) and end users to deliver critical business solutions today.

The Company initially focused on providing software tools and applications for several commercially available quantum computers. However, following the June 2022 merger with QPhoton and its associated intellectual property and engineering team, the Company now offers integrated high-performance quantum systems, ancillary non-quantum products and services.

The core of our quantum offerings today is our Entropy Quantum Computing (“EQC”) technology. We have built room-temperature, photonic quantum information processing systems underpinned by a series of patented and patent pending technologies. Our technology, supported by professional services through our “Quantum Solutions” offering, enables our clients to solve complex optimization problems. In addition, our engineering teams are using our leading-edge photonics technology to continue to enhance and further develop quantum LIDAR sensing and imaging systems, quantum-secured network solutions, and photonic chips.

Going Concern

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the continuity of operations, the realization of assets, and the satisfaction of liabilities in the normal course of business. Cash and cash equivalents on hand were $2.1 million as of December 31, 2023. The Company has historically incurred losses and negative cash flows from operations. As of December 31, 2023, the Company also had an accumulated deficit of $131.9 million and a working capital deficit of $2.2 million. Furthermore, we have not achieved a level of sales adequate to support the Company’s cost structure and may need to raise additional funds in the next twelve months by selling additional equity or incurring debt. It is management’s opinion that these conditions raise substantial doubt about our ability to continue as a going concern.